Note 3-Stockholders' Equity	9 Months Ended
Sep. 30, 2014
Notes
Note 3-Stockholders' Equity

Note 3—STOCKHOLDERS’ EQUITY

Common Stock

In September 2014, the Company issued 3,776,389 common shares as per the Equity Purchase Agreement and Securities Purchase Agreement with Premier Venture Partners, LLC valued at $75,527. Premier Ventures also purchased 2,352,845 shares for $31,506 pursuant to put option exercised by the Company.

During the nine months ended September 30, 2014, the Company issued 21,207,412 shares to experts and consultants per agreements for services rendered, valued at $649,622.

Preferred Stock

In April 2014, the Company issued 125,000 shares of Series A Preferred Stock to ICPI in exchange for $125,000.

Simultaneous with the issuance of Series A Preferred Stock in April 2014, and under the Investment Agreement No. 4 we issued 125,000 warrants to ICPI which entitles its owner to purchase one share of Series A Preferred Stock for each Series A Preferred Stock at an exercise price of $2.00, subject to the terms of the warrant agreement between the warrant agent and us.

In March and May 2014, the Company issued 145,000 shares of Series A Preferred Stock to ICPI in exchange for $145,000. The Company also simultaneously issued 145,000 warrants to ICPI which entitles its owner to purchase one share of Series A Preferred Stock for each Series A Preferred Stock acquired at an exercise price of $2.00.

In March 2014, ICPI converted 17,000 Series A Preferred shares into 1,700,000 common shares. In August 2014, ICPI converted 60,000 preferred shares into 6,000,000 common shares. In July 2014, ICPI converted 72,500 preferred shares into 7,250,000 common shares.

In January and February 2014, ICPI exercised 80,000 Series A Preferred shares warrants at $0.50 for $40,000.

In August 2014, the Company issued Jordan Stroum 10,000 Series A Preferred Stock in exchange for services rendered per the agreement signed July 25, 2014. The shares were valued at $34,800.

Warrants

The following table presents the Series A preferred stock warrant activity during the nine months ended September 30, 2014:

	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2013	823,226	$2.20
Granted	270,000	2.00
Forfeited/Canceled	-	-
Exercised	80,000	-
Outstanding – September 30, 2014	1,013,226	2.28
Exercisable – September 30, 2014	1,013,226	$2.28

The weighted average remaining life of the outstanding Series A preferred stock warrants as of September 30, 2014 and December 31, 2013 was 3.49 and 3.92 years, respectively.

The following table presents the common stock warrant activity during the nine months ended September 30, 2014:

	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2013	5,000,000	$0.05
Granted	1,130,470	0.05
Forfeited/Canceled	-	-
Exercised	-	-
Outstanding – September 30, 2014	6,130,470	0.05
Exercisable – September 30, 2014	6,130,470	$0.05

The weighted average remaining life of the outstanding common stock warrants as of September 30, 2014 and December 31, 2013 was 0.73 and 1.26 years, respectively.